(LOSS) PER SHARE (Details 1) - shares	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
PBI 2013 Option Plan [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per shar	868,000	2,980
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per shar	243,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per shar	49,701